Provisions and other non-financial liabilities (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Bottom of range [member]
Disclosure of other provisions [line items]
Research and development expense	$ 10.0
Top of range [member]
Disclosure of other provisions [line items]
Research and development expense	$ 15.0
SQM member [Member]
Disclosure of other provisions [line items]
Percentage of entity's revenue	1.70%
SQM member [Member] | Bottom of range [member]
Disclosure of other provisions [line items]
Research and development expense	$ 10.8
SQM member [Member] | Top of range [member]
Disclosure of other provisions [line items]
Research and development expense	$ 18.9